UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10347

Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	May 31, 2014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 138.0% (96.9% of Total Investments)

	MUNICIPAL BONDS – 138.0% (96.9% of Total Investments)

	Consumer Staples – 7.9% (5.5% of Total Investments)
$ 2,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	BB–	$ 2,108,925
	Angeles County Securitization Corporation, Series 2006A, 5.650%, 6/01/41
475	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	BB+	455,525
	Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
16,985	5.750%, 6/01/47	6/17 at 100.00	B	14,340,945
6,325	5.125%, 6/01/47	6/17 at 100.00	B	4,924,898
6,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	5,160,982
	Bonds, Series 2007A-2, 5.300%, 6/01/37
32,550	Total Consumer Staples			26,991,275
	Education and Civic Organizations – 5.2% (3.7% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	294,988
	2005A, 5.000%, 10/01/35
2,160	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A2	2,588,242
	Series 2011, 6.125%, 10/01/36
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	211,820
1,000	5.000%, 11/01/30	11/15 at 100.00	A2	1,053,210
850	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	906,007
	Multiple Projects, Series 2014A, 7.250%, 6/01/43
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable
	Housing Inc Projects, Senior Series 2014A:
125	5.250%, 8/15/39 (WI/DD, Settling 6/05/14)	8/24 at 100.00	BBB	130,611
340	5.250%, 8/15/49 (WI/DD, Settling 6/05/14)	8/24 at 100.00	BBB	353,586
1,300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	1,450,800
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
3,100	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa1	3,169,750
	5.000%, 9/01/34
3,000	University of California, General Revenue Bonds, Series 2013AF, 5.000%, 5/15/29	5/23 at 100.00	AA	3,513,210
3,690	University of California, General Revenue Bonds, Series 2013AI, 5.000%, 5/15/38	5/23 at 100.00	AA	4,141,103
16,055	Total Education and Civic Organizations			17,813,327
	Health Care – 27.5% (19.3% of Total Investments)
2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	2,564,525
	Series 2008J, 5.625%, 7/01/32
610	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	670,073
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
1,445	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A1	1,609,672
	San Diego, Series 2011, 5.250%, 8/15/41
1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/19 at 100.00	AA–	2,044,700
	Series 2009A, 5.750%, 7/01/39
3,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	4,254,709
	6.000%, 8/15/42
3,735	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	AA–	4,338,165
	Bonds Trust 3765, 19.037%, 5/15/39 (IF) (4)
3,850	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/15 at 100.00	A	3,881,724
	System West, Series 2005A, 5.000%, 3/01/35
1,650	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/18 at 100.00	AA	1,723,739
	System West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
1,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	1,083,440
	Series 2012A, 5.000%, 4/01/42
8,875	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	10,697,036
	2011A, 6.000%, 8/15/42
3,435	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	3,445,855
	System, Series 2007A, 5.125%, 7/15/31
4,500	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AA	4,923,720
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
2,330	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	B–	2,191,295
	Health System, Series 2005A, 5.250%, 7/01/35
645	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	677,527
	System, Series 2001C, 5.250%, 8/01/31
3,860	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health	7/18 at 100.00	AA–	4,405,650
	System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	6,504,624
	Option Bond Trust 3102, 18.765%, 11/15/46 (IF) (4)
1,594	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	1,971,606
	System, Trust 2554, 18.578%, 7/01/47 – AGM Insured (IF)
2,950	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,284,619
	2008A, 8.250%, 12/01/38
4,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	4,246,400
	5.250%, 1/01/42
695	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB	721,104
	6.500%, 11/01/29
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	1,047,830
	6.750%, 11/01/39
7,650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	7,812,716
	6.000%, 11/01/41
5,790	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	5,885,651
	Center, Series 2007A, 5.000%, 7/01/38
3,400	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	3,941,348
	7.500%, 12/01/41
8,760	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/23 at 100.00	AA–	10,152,665
	2013J, 5.250%, 5/15/31
85,169	Total Health Care			94,080,393
	Housing/Multifamily – 1.4% (1.0% of Total Investments)
2,010	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	2,183,865
	Series 2010A, 6.400%, 8/15/45
2,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	2,130,938
	Series 2012A, 5.500%, 8/15/47
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	328,270
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
4,355	Total Housing/Multifamily			4,643,073
	Housing/Single Family – 4.1% (2.9% of Total Investments)
	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond
	Trust 3206:
10,180	9.346%, 8/01/25 (Alternative Minimum Tax) (IF)	2/16 at 100.00	A–	10,059,367
3,805	9.725%, 2/01/29 (Alternative Minimum Tax) (IF)	2/17 at 100.00	A–	3,608,928
190	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A–	198,725
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
14,175	Total Housing/Single Family			13,867,020
	Industrials – 1.5% (1.1% of Total Investments)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	11/15 at 101.00	A–	5,270,450
	Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	19,727
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
10,205	Total Industrials			5,290,177
	Long-Term Care – 1.2% (0.8% of Total Investments)
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds,
	Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	8/14 at 100.00	A	1,505,415
1,315	5.250%, 3/01/32	8/14 at 100.00	A	1,319,576
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,197,420
	2009, 8.000%, 11/01/29
3,815	Total Long-Term Care			4,022,411
	Tax Obligation/General – 12.7% (8.9% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
3,040	6.000%, 11/01/39	11/19 at 100.00	A1	3,655,478
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	4,020,415
	California State, General Obligation Bonds, Various Purpose Series 2010:
1,960	5.500%, 3/01/40	3/20 at 100.00	A1	2,263,506
1,000	5.250%, 11/01/40	11/20 at 100.00	A1	1,121,470
	California State, General Obligation Bonds, Various Purpose Series 2011:
1,770	5.250%, 10/01/28	No Opt. Call	A1	2,080,989
4,000	5.000%, 9/01/31	No Opt. Call	A1	4,516,400
4,315	5.000%, 10/01/41	10/21 at 100.00	A1	4,696,878
3,230	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 2/01/29	2/22 at 100.00	A1	3,747,252
	California State, General Obligation Bonds, Various Purpose Series 2013:
1,260	5.000%, 2/01/29	No Opt. Call	A1	1,451,583
1,710	5.000%, 2/01/31	No Opt. Call	A1	1,946,202
2,465	5.000%, 4/01/37	4/23 at 100.00	A1	2,742,830
15	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	6/14 at 100.00	AA	15,027
	Insured (Alternative Minimum Tax)
1,120	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012	8/23 at 100.00	AA	1,211,907
	Series 2013B, 5.000%, 8/01/43 – AGM Insured
505	San Jose-Evergreen Community College District, Santa Clara County, California, General	No Opt. Call	Aa1	534,250
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured
2,115	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/21 at 100.00	AA+	2,327,219
	Election 2010 Series 2011A, 5.000%, 9/01/42
5,530	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/37 at 100.00	AA	3,040,671
	Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2012 Election Series 2013A:
1,535	5.500%, 8/01/38	8/24 at 100.00	Aa3	1,810,840
1,750	5.500%, 8/01/40	8/24 at 100.00	Aa3	2,054,588
40,820	Total Tax Obligation/General			43,237,505
	Tax Obligation/Limited – 47.8% (33.5% of Total Investments)
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Series 2013G:
5,690	5.250%, 9/01/30	9/23 at 100.00	A2	6,624,924
7,135	5.250%, 9/01/32	9/23 at 100.00	A2	8,227,012
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Various Correctional Facilities Series 2013F:
1,685	5.250%, 9/01/31	9/23 at 100.00	A2	1,951,618
1,450	5.250%, 9/01/33	9/23 at 100.00	A2	1,663,208
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/15 at 100.00	A2	4,012,960
	Series 2002B, 5.000%, 3/01/27 – AMBAC Insured
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/14 at 100.00	A2	4,525,830
	Hospital Addition, Series 2001A, 5.000%, 12/01/26 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,175,410
	2009G-1, 5.750%, 10/01/30
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	2,587,949
	2010A-1, 5.750%, 3/01/30
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	732,224
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	2,213,546
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,445	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	10/14 at 100.00	A–	1,453,858
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
1,125	Fontana, California, Special Tax Bonds, Sierra Hills South Community Facilities District 22,	9/14 at 100.00	N/R	1,130,164
	Series 2004, 6.000%, 9/01/34
3,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons,	9/14 at 100.00	N/R	3,514,910
	Series 2005, 6.300%, 9/01/31
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,000	5.000%, 6/01/45	6/15 at 100.00	A2	3,044,700
5,910	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA	6,050,363
1,310	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	1,355,352
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	337,775
760	5.125%, 9/01/36	9/16 at 100.00	N/R	776,849
680	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	695,470
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	1,008,820
	8/01/37 – RAAI Insured
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	1,337,287
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,
	Bunker Hill Redevelopment Project, Series 2004L:
1,715	5.000%, 3/01/18	9/14 at 100.00	BBB–	1,725,736
1,350	5.100%, 3/01/19	9/14 at 100.00	BBB–	1,358,411
7,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	7,531,370
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
725	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	917,908
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
240	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/14 at 102.00	N/R	245,220
	Series 2006D, 5.000%, 9/01/33
270	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	310,819
	Project, Series 2011, 6.750%, 9/01/40
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1,	10/14 at 100.00	AA–	11,196,039
	Refunding Series 2002, 5.100%, 4/01/30 – NPFG Insured
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,
	Senior Series 2013A:
1,815	5.250%, 9/01/30	9/23 at 100.00	N/R	1,967,950
1,630	5.750%, 9/01/39	9/23 at 100.00	N/R	1,785,698
300	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	326,727
	Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
245	6.000%, 9/01/33	9/14 at 100.00	N/R	253,188
540	6.125%, 9/01/41	9/14 at 100.00	N/R	557,820
2,885	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	6/14 at 100.00	N/R	2,888,577
2,185	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,329,188
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	8/14 at 100.00	AA–	3,253,900
	Projects, Series 2001AD, 5.000%, 2/01/27 – NPFG Insured
995	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	1,022,323
	Facilities District 14 Del Sur, Series 2006, 5.125%, 9/01/26
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	2,939,100
	0.000%, 8/01/37
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	1,460,300
10,025	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,369,315
865	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	974,794
	2011A, 5.750%, 9/01/30
3,375	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment	10/20 at 100.00	BBB+	3,749,186
	Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40
155	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	187,834
	Area, Series 2011B, 6.500%, 10/01/25
	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill
	Crest, Series 2012:
990	5.000%, 9/01/29	9/22 at 100.00	N/R	1,076,100
2,615	5.000%, 9/01/35	9/22 at 100.00	N/R	2,750,143
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	8/14 at 100.00	AA	14,555,911
	Project, Series 2001A, 5.000%, 9/01/26 – AGM Insured
125	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	149,916
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB+	141,860
160	7.000%, 8/01/41	2/21 at 100.00	BBB+	179,050
1,160	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	1,217,258
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	1,587,255
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
6,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1 and 3,	8/15 at 102.00	A	6,197,880
	Series 2005A, 5.000%, 8/01/34 – AMBAC Insured
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	241,804
	7.000%, 10/01/26
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	BBB+	8,839,518
	Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
1,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	9/14 at 100.00	AA–	1,355,955
	9/01/34 – FGIC Insured
1,415	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	1,409,864
	District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26
1,165	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	A	1,412,854
	Bonds Series 2011A, 7.000%, 8/01/39
1,950	Ventura County Public Financing Authority, California, Lease Revenue Bonds Series 2013A,	11/22 at 100.00	AA+	2,148,939
	5.000%, 11/01/38
	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment
	Project 1, Police Facility Subordinate Series 2009:
7,500	6.250%, 11/01/39	11/19 at 100.00	AA	8,613,598
5,000	5.750%, 11/01/45	11/19 at 100.00	AA	5,508,050
370	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	440,141
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California,	10/14 at 100.00	AA–	2,535,600
	Certificates of Participation, Refunding Series 2001A, 5.000%, 10/01/26 – NPFG Insured
184,210	Total Tax Obligation/Limited			163,133,328
	Transportation – 8.2% (5.7% of Total Investments)
3,705	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	4,119,330
	2013S-4, 5.250%, 4/01/48
3,425	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	BB+	3,998,859
	Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
7,560	5.750%, 1/15/46	1/24 at 100.00	BBB–	8,543,405
7,555	6.000%, 1/15/53	1/24 at 100.00	BBB–	8,654,404
2,350	Port of Oakland, California, Reveue Refunding Bonds, Series 2012P, 5.000%, 5/01/29	No Opt. Call	A+	2,596,186
	(Alternative Minimum Tax)
24,595	Total Transportation			27,912,184
	U.S. Guaranteed – 3.1% (2.2% of Total Investments) (6)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (6)	1,837,605
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
640	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (6)	672,762
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
2,330	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	N/R (6)	3,038,644
	6.000%, 12/01/40 (Pre-refunded 12/01/21)
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (6)	607,746
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
2,210	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1 (6)	2,343,948
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 (Pre-refunded 9/01/15) – NPFG Insured
1,345	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (6)	1,546,225
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) –
	AMBAC Insured
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R (6)	642,840
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39 (Pre-refunded 9/01/14)
9,390	Total U.S. Guaranteed			10,689,770
	Utilities – 6.9% (4.9% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	4,266,849
	2007A, 5.000%, 11/15/35
14,505	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	16,041,513
	2012B, 5.000%, 7/01/43
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
2,000	5.000%, 9/01/26 – SYNCORA GTY Insured	9/15 at 100.00	N/R	2,034,380
1,285	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,300,369
21,605	Total Utilities			23,643,111
	Water and Sewer – 10.5% (7.4% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost
	Recovery Prepayment Program, Series 2013A:
2,000	5.000%, 10/01/27	4/23 at 100.00	AA–	2,360,680
3,000	5.000%, 10/01/29	4/23 at 100.00	AA–	3,496,770
3,000	5.000%, 10/01/34	4/23 at 100.00	AA–	3,406,470
8,840	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	9,040,843
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
3,000	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	3,215,700
	2010, 5.000%, 10/01/40
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA	1,158,019
	10/01/36 – AGM Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	945,563
	5.000%, 4/01/36 – NPFG Insured
2,355	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	No Opt. Call	AA	2,630,841
	2012B, 5.000%, 7/01/37
	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series
	2013A:
1,245	5.000%, 6/01/34	6/23 at 100.00	AA	1,422,749
5,355	5.000%, 6/01/35	6/23 at 100.00	AA	6,092,598
2,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization	7/17 at 100.00	AAA	2,206,180
	Series 2007A, 5.000%, 7/01/37
32,810	Total Water and Sewer			35,976,413
479,754	Total Long-Term Investments (cost $433,840,832)			471,299,987
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 4.4% (3.1% of Total Investments)

	MUNICIPAL BONDS – 4.4% (3.1% of Total Investments)

	Housing/Multifamily – 4.4% (3.1% of Total Investments)
$ 15,000	Los Angeles Community Redevelopment Agency, California, Multifamily Housing Revenue Bonds,	1/15 at 100.00	A-1	15,000,000
	Wilshire Station Apartments, Variable Rate Demand Obligations, Tender Option Bond Trust 1178,
	0.310%, 10/15/38 (8)
$ 15,000	Total Short-Term Investments (cost $15,000,000)			15,000,000
	Total Investments – (cost $448,840,832) – 142.4%			486,299,987
	Floating Rate Obligations – (0.2)%			(845,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (46.8)% (7)			(160,000,000)
	Other Assets Less Liabilities – 4.6%			16,135,406
	Net Assets Applicable to Common Shares – 100%			$ 341,590,393

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$471,299,987	$ —	$471,299,987
Short-Term Investments:
Municipal Bonds	—	15,000,000	—	15,000,000
Total	$ —	$486,299,987	$ —	$486,299,987

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal taxes basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $447,370,545.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$44,018,506
Depreciation	(5,934,064)
Net unrealized appreciation (depreciation) of investments	$38,084,442

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s“), Moody’s Investors Service, Inc. (“Moody’s“) or Fitch, Inc. (“Fitch“) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Goverment or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.9%.
(8)
Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2014